UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 15.7%
Auto Components 1.2%
Bridgestone Corp.	20,600	314,657
Denso Corp.	9,400	225,734

		540,391
Automobiles 7.3%
Honda Motor Co., Ltd.	35,700	1,036,304
Nissan Motor Co., Ltd.	29,200	175,331
Suzuki Motor Corp.	8,600	192,138
Toyota Motor Corp.	44,000	1,762,634

		3,166,407

Household Durables 3.9%
Panasonic Corp.	46,700	673,492
Sekisui House Ltd.	24,000	232,792
Sharp Corp.	18,000	205,040
Sony Corp.	22,000	577,049

		1,688,373
Internet & Catalog Retail 0.4%
Rakuten, Inc.	344	189,180
Leisure Equipment & Products 0.8%
Nikon Corp.	22,000	331,451
Specialty Retail 2.1%
Fast Retailing Co., Ltd.	3,800	451,477
Yamada Denki Co., Ltd.	8,250	472,455

		923,932
Consumer Staples 5.2%
Beverages 0.7%
Kirin Holdings Co., Ltd.	25,000	315,251
Food & Staples Retailing 2.2%
Lawson, Inc.	6,600	275,027
Seven & I Holdings Co., Ltd.	27,500	665,867

		940,894
Household Products 0.8%
Kao Corp.	15,000	330,367
Tobacco 1.5%
Japan Tobacco, Inc.	234	676,284
Energy 1.8%
Oil, Gas & Consumable Fuels
INPEX Corp.	55	448,218
Nippon Oil Corp.	55,000	335,800

		784,018
Financials 20.6%
Capital Markets 3.2%
Daiwa Securities Group, Inc.	99,000	624,485
Nomura Holdings, Inc.	98,400	743,397

		1,367,882
Commercial Banks 10.2%
Mitsubishi UFJ Financial Group, Inc.	306,200	1,932,218
Mizuho Financial Group, Inc.	192,500	463,049
Resona Holdings, Inc.	14,300	216,286
Sumitomo Mitsui Financial Group, Inc.	27,500	1,064,441
Sumitomo Trust & Banking Co., Ltd.	57,000	270,817
The Bank of Yokohama Ltd.	49,000	242,226
The Shizuoka Bank Ltd.	23,000	223,502

		4,412,539
Insurance 4.0%
Mitsui Sumitomo Insurance Group Holdings, Inc.	23,900	703,581
T&D Holdings, Inc.	5,150	147,180
Tokio Marine Holdings, Inc.	30,200	890,682

		1,741,443
Real Estate Management & Development 3.2%
Mitsubishi Estate Co., Ltd.	47,000	775,032

Mitsui Fudosan Co., Ltd.	38,000	634,796

		1,409,828
Health Care 4.4%
Health Care Equipment & Supplies 0.3%
Terumo Corp.	2,900	121,859
Pharmaceuticals 4.1%
Astellas Pharma, Inc.	13,700	465,720
Daiichi Sankyo Co., Ltd.	5,800	108,613
Eisai Co., Ltd.	6,900	235,974
Shionogi & Co., Ltd.	11,000	217,304
Takeda Pharmaceutical Co., Ltd.	13,700	543,326
Tsumura & Co.	7,200	214,863

		1,785,800
Industrials 18.8%
Air Freight & Logistics 1.0%
Yamato Holdings Co., Ltd.	36,000	448,429
Building Products 0.8%
Asahi Glass Co., Ltd.	22,000	161,907
Daikin Industries Ltd.	5,700	176,203

		338,110
Commercial Services & Supplies 0.4%
Secom Co., Ltd.	3,700	154,199
Electrical Equipment 0.9%
Mitsubishi Electric Corp.	37,000	215,359
Sumitomo Electric Industries Ltd.	14,300	162,926

		378,285
Machinery 5.9%
FANUC Ltd.	6,900	557,599
Komatsu Ltd.	49,500	723,013
Kubota Corp.	49,000	364,081
Kurita Water Industries Ltd.	13,700	379,701
Mitsubishi Heavy Industries Ltd.	72,000	259,989
SMC Corp.	2,700	288,624

		2,573,007
Marine 1.3%
Mitsui O.S.K. Lines Ltd.	82,000	584,478
Road & Rail 1.6%
Central Japan Railway Co.	30	192,261
East Japan Railway Co.	8,200	489,840

		682,101
Trading Companies & Distributors 6.9%
Itochu Corp.	37,000	268,895
Marubeni Corp.	85,000	386,205
Mitsubishi Corp.	55,000	1,043,778
Mitsui & Co., Ltd.	70,300	892,684
Sumitomo Corp.	41,200	412,960

		3,004,522
Information Technology 13.7%
Computers & Peripherals 2.1%
Fujitsu Ltd.	96,000	499,793

Toshiba Corp.	110,000	417,147

		916,940
Electronic Equipment, Instruments & Components 5.4%
Fujifilm Holdings Corp.	8,200	237,026
Hitachi Ltd.	69,000	229,991
HOYA Corp.	5,800	121,508
Ibiden Co., Ltd.	15,100	434,198
Keyence Corp.	1,900	396,638
Kyocera Corp.	5,500	435,767
Murata Manufacturing Co., Ltd.	5,700	243,822
Nidec Corp.	4,100	235,769

		2,334,719
Internet Software & Services 0.4%
Yahoo! Japan Corp.	717	191,275
IT Services 0.5%
NTT Data Corp.	66	196,699
Office Electronics 2.4%
Canon, Inc.	27,500	913,006
Ricoh Co., Ltd.	11,000	152,273

		1,065,279
Semiconductors & Semiconductor Equipment 1.6%
Sumco Corp.	22,000	340,855
Tokyo Electron Ltd.	7,400	340,465

		681,320
Software 1.3%
Nintendo Co., Ltd.	2,100	570,514
Materials 9.4%
Chemicals 4.4%
Asahi Kasei Corp.	69,000	341,453
JSR Corp.	19,200	287,393
Nitto Denko Corp.	8,200	230,207
Shin-Etsu Chemical Co., Ltd.	11,000	577,151
Toray Industries, Inc.	96,000	476,032

		1,912,236
Metals & Mining 5.0%
JFE Holdings, Inc.	23,400	784,981
Nippon Steel Corp.	165,000	633,056
Sumitomo Metal Industries Ltd.	86,000	233,417
Sumitomo Metal Mining Co., Ltd.	36,000	512,902

		2,164,356
Telecommunication Services 4.0%
Diversified Telecommunication Services 1.6%
Nippon Telegraph & Telephone Corp.	16,800	698,354
Wireless Telecommunication Services 2.4%
KDDI Corp.	100	523,474
NTT DoCoMo, Inc.	357	533,672

		1,057,146
Utilities 2.7%
Electric Utilities
Chubu Electric Power Co., Inc.	12,400	276,454
Kansai Electric Power Co., Inc.	15,100	328,371

Tokyo Electric Power Co., Inc.	23,400	587,490

		1,192,315

Total Common Stocks (Cost $42,416,570)		41,870,183
Warrants 0.1%
Materials
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	270,000	53,944
Cash Equivalents 3.8%
Cash Management QP Trust, 0.39% (a) (Cost $1,625,543)	1,625,543	1,625,543
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $44,042,113) †	100.2	43,549,670
Other Assets and Liabilities, Net	(0.2)	(75,229)

Net Assets	100.0	43,474,441

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $49,534,126. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $5,984,456. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,319,263 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,303,719.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	43,495,726
Level 3	53,944
Total	$ 43,549,670

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at May 31, 2009:

Investments in Securities
Balance as of August 31, 2008	$ 61,042
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(7,098)
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-

Balance as of May 31, 2009	$ 53,944
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2009	$ (7,098)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009